Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt is comprised of the following (in millions):

	Maturity dates	As of December 31,		Interest rates (a)
		2014	2013	2014	2013
2014 Term Loan Facility (b)	December 12, 2021	$6,682.8	$—	4.6%	—
2014 Senior Notes	April 1, 2022	2,250.0	—	6.0%	—
Series 1 Notes	June 1, 2017	262.0	—	4.2%	—
Series 2 Notes	December 1, 2023	390.7	—	4.5%	—
Series 3 Notes	April 1, 2019	392.1	—	2.9%	—
Tranche A Term Loans	N/A	—	991.4	3.3%	3.2%
Tranche B Term Loans (c)	N/A	—	689.4	4.4%	4.5%
2010 Senior Notes	N/A	—	794.5	10.2%	10.2%
2011 Discount Notes (d)	N/A	—	453.1	11.5%	11.5%
Other	N/A	107.9	22.7
Less: deferred financing costs		(150.1)	(43.0)

Total debt		9,935.4	2,908.1
Less: current maturities of debt		(64.1)	(70.9)
Less: Tim Hortons Notes		(1,044.8)	—

Total long-term debt		$8,826.5	$2,837.2

(a)	Represents the effective interest rate for the instrument computed on a quarterly basis, including the amortization of deferred debt issuance costs and original issue discount, as applicable, and in the case of our term loans, the effect of interest rate caps.
(b)	Principal face amount herein is presented net of a discount of $67.2 million at December 31, 2014.
(c)	Principal face amount herein is presented net of a discount of $6.7 million at December 31, 2013.
(d)	Principal face amount herein is presented net of a discount of $126.0 million at December 31, 2013.

Summary of Aggregate Maturities of Long-Term Debt

The aggregate maturities of long-term debt as of December 31, 2014 are as follows (in millions):

Principal
Year Ended December 31,	Amount
2015 (a)	$1,117.5
2016	73.6
2017	73.3
2018	73.2
2019	73.9
Thereafter	8,741.2

Total	$10,152.7

(a)	Amount includes Tim Horton Notes.

Schedule of Interest Expense, Net

Interest expense, net consists of the following (in millions):

	2014	2013	2012
Tranche A Term Loans	$23.9	$26.3	$7.1
Tranche B Term Loans	23.6	26.6	7.1
2014 Credit Facility	54.8	—	—
Secured Term Loan - USD tranche	—	—	51.2
Secured Term Loan - Euro tranche	—	—	8.8
Interest Rate Caps	7.1	6.8	4.2
2014 Senior Notes	31.1	—	—
Tim Horton Series Notes	1.8	—	—
2010 Senior Notes	74.3	78.5	78.6
2011 Discount Notes	48.5	46.0	43.8
Amortization of deferred financing costs and debt issuance discount	11.7	10.3	13.2
Capital lease obligations	5.7	6.4	8.2
Other	0.9	1.7	2.7
Interest income	(3.7)	(2.6)	(1.1)

Interest expense, net	$279.7	$200.0	$223.8